                   [TOUCHSTONE SELECT VARIABLE ANNUITY LOGO]
                    Western-Southern Life Assurance Company
                               Separate Account I

                                   PROSPECTUS
                                JANUARY 4, 1999

This Prospectus describes the Touchstone Select Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Select Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.


You can purchase a Contract for $10,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional IRA or Roth IRA or a 403(b) plan, for $1,000 or more, or if you select our Automatic Investment Plan you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.



You tell us how to invest your payments. Your investment options include the following Sub-Accounts:


  O EMERGING GROWTH  O INTERNATIONAL EQUITY  O INCOME OPPORTUNITY  O VALUE PLUS
  O GROWTH & INCOME  O BALANCED              O BOND                O STANDBY INCOME


Each Sub-Account invests in a separately managed Fund. Each Fund is part of the Touchstone Variable Series Trust.


The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.


The Statement of Additional Information dated January 4, 1999 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 51 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).



The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549. You can also call the SEC at 800.SEC.0330.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and interest.

This booklet contains the Touchstone Select Variable Annuity Prospectus and the current prospectus for the Touchstone Variable Series Trust. You should rely only on the information contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.


No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

  TABLE OF CONTENTS

3
              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
TABLE OF CONTENTS


                                                             PAGE
Cover Page.................................................    1
Table Of Contents..........................................    3
Glossary...................................................    4
Fee And Expense Tables.....................................    5
Summary....................................................    7
Purchasing Your Contract...................................   10
Transferring Your Money....................................   12
Accessing Your Money.......................................   14
Charges....................................................   17
Information About The Investment Options...................   20
Valuation Of Your Investments..............................   22
Performance Information....................................   23
Annuity Income Payment Options.............................   24
Guaranteed Death Benefit...................................   27
WSLAC And Separate Account 1...............................   31
Service Providers..........................................   32
Voting Rights..............................................   33
Other Information About Your Contract......................   34
Federal Income Tax Information.............................   36
Supplement A: Section 401 Plans And Section 403(b) Plans...   42
Supplement B: State Of Texas Optional Retirement Program...   47
Table Of Contents For Statement Of Additional
  Information..............................................   51

  GLOSSARY

GLOSSARY      [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

[ICON]
ACCUMULATION UNIT

A unit of measure used to calculate a Contract owner's share of a Sub-Account.


[ICON]

ACCUMULATION UNIT VALUE
The dollar value of an Accumulation Unit in a Sub-Account.

[ICON]

ANNUITANT
The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.

[ICON]

CODE
The Internal Revenue Code of 1986, as amended.

[ICON]

CONTRACT

The Touchstone Select Variable Annuity Contract, including the application and any amendments, riders or endorsements.


[ICON]

CONTRACT DATE
The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

[ICON]

CONTRACT VALUE
The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.

[ICON]

CONTRACT YEAR
A year that starts on your Contract Date or the anniversary of your Contract
      Date.

[ICON]

FIXED ACCOUNT
An option that provides a fixed rate of interest.

[ICON]

FUND

Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account. Each Fund is part of a group of funds called the Touchstone Variable Series Trust.


[ICON]

INCOME DATE
The date on which annuity payments are scheduled to begin.

[ICON]

SUB-ACCOUNT
A division of Separate Account 1. Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

[ICON]

SURRENDER VALUE
The Contract Value minus any surrender charges and contract maintenance charge.

[ICON]


WSLAC, WE, OUR AND US

Western-Southern Life Assurance Company.

  FEE AND EXPENSE TABLES

5

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
FEE AND EXPENSE TABLES


These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a Contract. More complete information about these fees and expenses is located in the discussion about charges on pages 17 through 19.


Contract Owner Transaction Expenses

MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)    8.00%
(as a percentage of amount surrendered or withdrawn)*
Annual Contract Maintenance Charge**                          $40.00

                                                 SUB-ACCOUNT ANNUAL EXPENSES
                                          (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
                                                         ANNUAL
                                           STANDARD      STEP-UP           6%
                                            DEATH         DEATH       ACCUMULATING
                                           BENEFIT       BENEFIT     DEATH BENEFIT
     MORTALITY AND EXPENSE RISK CHARGES      1.20%         1.30%          1.40%
------------------------------------------------------------------------------------
         CONTRACT ADMINISTRATION CHARGE      0.15%         0.15%          0.15%
------------------------------------------------------------------------------------
                                  TOTAL      1.35%         1.45%          1.55%
------------------------------------------------------------------------------------

                                                  FUND EXPENSES
                                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                       AND AFTER EXPENSE REIMBURSEMENT)***
                                 ADVISOR FEE    OTHER EXPENSES    TOTAL EXPENSES
              EMERGING GROWTH       0.80%           0.35%             1.15%
--------------------------------------------------------------------------------
         INTERNATIONAL EQUITY       0.95%           0.30%             1.25%
--------------------------------------------------------------------------------
           INCOME OPPORTUNITY       0.65%           0.20%             0.85%
--------------------------------------------------------------------------------
                   VALUE PLUS       0.75%           0.10%             0.85%
--------------------------------------------------------------------------------
              GROWTH & INCOME       0.80%           0.05%             0.85%
--------------------------------------------------------------------------------
                     BALANCED       0.80%           0.10%             0.90%
--------------------------------------------------------------------------------
                         BOND       0.55%           0.20%             0.75%
--------------------------------------------------------------------------------
               STANDBY INCOME       0.25%           0.25%             0.50%
--------------------------------------------------------------------------------

* The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

** In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

*** Since the Value Plus Fund started on May 1, 1998, expenses for the Value Plus Fund are based on estimates. Touchstone Advisors has agreed to waive certain fees or reimburse each Fund for certain expenses so that the Fund's total expenses do not exceed the percentage listed in the table. This agreement will remain in place until at least December 31, 1999. If Touchstone Advisors had not reimbursed the Funds, the total expenses of each Fund in 1997 would have been higher, as shown in the following table.

  FEE AND EXPENSE TABLES

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS


                                                       TOTAL EXPENSES
                                                   (BEFORE REIMBURSEMENT)
                                EMERGING GROWTH            2.19%

-------------------------------------------------------------------------
                           INTERNATIONAL EQUITY            3.19%
-------------------------------------------------------------------------
                             INCOME OPPORTUNITY            1.72%
-------------------------------------------------------------------------
                                     VALUE PLUS            2.85%
-------------------------------------------------------------------------
                                GROWTH & INCOME            1.64%
-------------------------------------------------------------------------
                                       BALANCED            2.04%
-------------------------------------------------------------------------
                                           BOND            1.69%
-------------------------------------------------------------------------
                                 STANDBY INCOME            1.48%
-------------------------------------------------------------------------

Examples

These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.


The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year and the Fund's total expenses are the same as shown on the previous page in the column entitled "Total Expenses (After Reimbursement)". Your actual costs may be higher or lower than the costs shown in the examples.


   EXAMPLE 1  THIS EXAMPLE ASSUMES THAT YOU SURRENDER YOUR CONTRACT AT THE END
              OF THE APPLICABLE TIME PERIOD.


                                 STANDARD        ANNUAL STEP-UP    6% ACCUMULATING
                              DEATH BENEFIT      DEATH BENEFIT      DEATH BENEFIT
                             1 YEAR   3 YEARS   1 YEAR   3 YEARS   1 YEAR   3 YEARS
Emerging Growth............   $107     $138      $108     $141      $109     $144
International Equity.......   $108     $141      $109     $144      $110     $147
Income Opportunity.........   $104     $128      $105     $132      $106     $135
Value Plus.................   $104     $128      $105     $132      $106     $135
Growth & Income............   $104     $128      $105     $132      $106     $135
Balanced...................   $105     $130      $106     $133      $107     $136
Bond.......................   $103     $125      $104     $128      $105     $132
Standby Income.............   $101     $117      $102     $121      $103     $124



   EXAMPLE 2  THIS EXAMPLE ASSUMES THAT YOU ANNUITIZE YOUR CONTRACT AT THE END
              OF THE APPLICABLE TIME PERIOD AND CHOOSE AT LEAST A 5-YEAR PAYOUT PERIOD.



                                 STANDARD        ANNUAL STEP-UP    6% ACCUMULATING
                              DEATH BENEFIT      DEATH BENEFIT      DEATH BENEFIT
                             1 YEAR   3 YEARS   1 YEAR   3 YEARS   1 YEAR   3 YEARS
Emerging Growth............   $107     $ 84      $108     $ 87      $109     $ 90
International Equity.......   $108     $ 87      $109     $ 90      $110     $ 93
Income Opportunity.........   $104     $ 74      $105     $ 78      $106     $ 81
Value Plus.................   $104     $ 74      $105     $ 78      $106     $ 81
Growth & Income............   $104     $ 74      $105     $ 78      $106     $ 81
Balanced...................   $105     $ 76      $106     $ 79      $107     $ 82
Bond.......................   $103     $ 71      $104     $ 74      $105     $ 78
Standby Income.............   $101     $ 63      $102     $ 67      $103     $ 70



   EXAMPLE 3  THIS EXAMPLE ASSUMES THAT YOU DO NOT SURRENDER YOUR CONTRACT.



                                 STANDARD        ANNUAL STEP-UP    6% ACCUMULATING
                              DEATH BENEFIT      DEATH BENEFIT      DEATH BENEFIT
                             1 YEAR   3 YEARS   1 YEAR   3 YEARS   1 YEAR   3 YEARS
Emerging Growth............   $ 27     $ 84      $ 28     $ 87      $ 29     $ 90
International Equity.......   $ 28     $ 87      $ 29     $ 90      $ 30     $ 93
Income Opportunity.........   $ 24     $ 74      $ 25     $ 78      $ 26     $ 81
Value Plus.................   $ 24     $ 74      $ 25     $ 78      $ 26     $ 81
Growth & Income............   $ 24     $ 74      $ 25     $ 78      $ 26     $ 81
Balanced...................   $ 25     $ 76      $ 26     $ 79      $ 27     $ 82
Bond.......................   $ 23     $ 71      $ 24     $ 74      $ 25     $ 78
Standby Income.............   $ 21     $ 63      $ 22     $ 67      $ 23     $ 70

  SUMMARY

7

SUMMARY       [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS


This summary highlights some basic information about the Touchstone Select Variable Annuity Contract. More information about the Contract is located on pages 10 through 35 of this Prospectus.


How the Contract Works


The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.


The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when you die. The amount of the guaranteed death benefit will vary depending on the death benefit option you select.

Who Should Purchase the Contract

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

Purchasing a Contract


You can purchase a Contract for $10,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

  SUMMARY

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Selecting Your Investment Options
You can allocate your purchase payments among the following investment options.

Sub-Accounts

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.

      O Emerging Growth

      O International Equity

      O Income Opportunity

      O Value Plus
      O Growth & Income

      O Balanced

      O Bond

      O Standby Income

Fixed Account

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

Transferring Among Investment Options


You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.


Accessing Your Money


You can access your money at any time during the accumulation phase. Generally, you can withdraw up to 10% of your Contract Value without a charge each Contract Year. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 8% of the amount withdrawn and declines to 0% over time. You can also access your money through our Systematic Withdrawal Plan.


Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

  SUMMARY

9

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Charges and Fees
A $40 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate, which depends on the death benefit option you select, that may vary from 1.35% to 1.55% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees. Some charges and fees do not apply to money invested in the Fixed Account.

10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Additional Information


Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

  PURCHASING YOUR CONTRACT

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
PURCHASING YOUR CONTRACT


To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).


Issue Age Limits

In order to purchase a Contract, you must meet certain age requirements. The age requirements vary depending on the death benefit option you select. If you select the Standard Death Benefit, you must be no older than 85. If you select any other death benefit, you must be no older than 75.

Minimum and Maximum Purchase Payments

     O You can purchase a Contract for $10,000 or more.


     O You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.


     O You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100.


     O You can also purchase a contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.


10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. The state where you live may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Investment Options

You decide how to allocate your purchase payments by selecting from the following investment options.

  PURCHASING YOUR CONTRACT

11
              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

---You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.


Sub-Accounts

    O Emerging Growth     O Growth & Income
    O International       O Balanced
      Equity
    O Income Opportunity  O Bond
    O Value Plus          O Standby Income

Fixed Account


     O One year fixed return of at least 3%.


Allocation of Purchase Payments


Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by contacting us either by phone or in writing. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.


The following guidelines apply to the allocation of your purchase payments:

     O Allocate at least 5% of your initial purchase payment to each investment option you choose.

     O Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.

     O Make sure your percentages total 100%.


Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:


STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.


STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.


STEP 3.  Give the representative the following information:


     O Your Social Security number


     O Your Contract number or other precise information that identifies your Contract


     O Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     O Your Contract number or other precise information that identifies your Contract


     O Your allocation instructions

  TRANSFERRING YOUR MONEY

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
TRANSFERRING YOUR MONEY

You can transfer money from one investment option to another. You can make transfers by phone or in writing.
The following guidelines apply to transfers other than dollar cost averaging transfers:

     O Each transfer must be at least $250.

     O The allocation to each investment option must be at least 5% of the total transfer amount.

     O You can transfer money among the Sub-Accounts once every 30 days.

     O You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.


     O You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.



Transfers by Phone. You can transfer your money by calling us and following these steps:



STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.


STEP 2.  Call the Touchstone Variable Annuity Service Center at

800.669-2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.


     Give the representative the following information:

     O Your Social Security number

     O Your Contract number or other precise information that identifies your Contract

     O Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     O Your Contract number or other precise information that identifies your Contract

     O Your transfer instructions

Third Party Authorization


You can authorize a third party to transfer money for you. To do so, you must complete the appropriate authorization forms. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

  TRANSFERRING YOUR MONEY

13

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
--- DOLLAR COST
AVERAGING
---------------------------
Dollar cost averaging can result
in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.

Touchstone's Dollar Cost Averaging Program


Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.


Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Standby Income Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

     O A specific dollar amount

     O A specific percentage of your money in the Standby Income Sub-Account or the Fixed Account

     O Earnings in the Standby Income Sub-Account or the Fixed Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

     O Your Contract Value must be at least $10,000.

     O Dollar cost averaging transfers must continue for at least 12 months.

     O Each transfer must be at least $200.

     O The allocation to each Sub-Account must be at least 5% of the transfer amount.


To set up dollar cost averaging transfers, contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.


Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

  ACCESSING YOUR MONEY

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
ACCESSING YOUR MONEY

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.


If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 18.


Partial Withdrawals


To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Service Center at 800.669.2796 (press 2).


The following guidelines apply to partial withdrawals:

     O Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     O Each withdrawal must be at least $250.


     O If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.



Systematic Withdrawal Plan



The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.


If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.


To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 800.669.2796 (press 2).


The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract charge and premium taxes. Because investment

  ACCESSING YOUR MONEY

15

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

Penalty Taxes


If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on pages 38 through 39.


Accessing Your Money Without Paying
Surrender Charges

To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

PURCHASE PAYMENTS INVESTED FOR 7 YEARS. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.


FREE AMOUNTS. Each Contract Year you can withdraw an amount equal to 10% of your Contract Value on the date of the withdrawal without paying a surrender charge. These amounts are called free amounts.



WITHDRAWAL OF EARNINGS. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.



If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.


MEDICAL CARE ACCESS. We waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital for 30 days or more at the time of the withdrawal.

DEATH BENEFITS. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

ANNUITY INCOME PAYMENTS. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

  ACCESSING YOUR MONEY

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS


If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.

Processing Withdrawals


When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Income Opportunity Sub-Account and 75% of your money in the Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Income Opportunity Sub-Account (25% of $2,000) and $1,500 from the Balanced Sub-Account (75% of $2,000).


If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     O The New York Stock Exchange is closed on a day that it normally would be open.

     O Trading on the New York Stock Exchange is restricted.

     O Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     O The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

  CHARGES

17

CHARGES       [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.


                            CONTRACT MAINTENANCE      CONTRACT ADMINISTRATION
                                   CHARGE                     CHARGE
                          - Your Contract Value is   - On each day the New
                          less than $50,000.           York Stock Exchange is
                          - On the anniversary of      open for trading.
                          your Contract Date each
                            year until annuity
                            payments begin.
                          - The date we start
                          annuity payments.
                          - The date you completely
                            surrender your
           WHEN CHARGED?    Contract.


------------------------------------------------------------------------------
                          - $40 each year during     - The effective annual
                          the first 10 years of      rate of the charge is
                            your Contract.             0.15%.
                          - After the 10th
                          anniversary of your
                            Contract Date, the
                            lesser of $40 and 0.14%
                            of your Contract Value
                            on each subsequent
                            anniversary of your
                            Contract Date.
                          - There is no charge if
                          your Contract Value is
       HOW MUCH CHARGED?    $50,000 or more.


------------------------------------------------------------------------------
                          - We reduce your Contract  - We deduct this charge
                            Value. The number of       from the Accumulation
                            Accumulation Units you     Unit Value of each Sub-
                            own in each Sub-Account    Account. We do not
                            is reduced and the         impose this charge on
                            value of your              your money in the Fixed
                            investment in the Fixed    Account.
                            Account is reduced on a
            HOW CHARGED?    pro-rata basis.


------------------------------------------------------------------------------


If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk

  CHARGES

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. Depending on the death benefit option selected, the effective annual rate of these charges varies from 1.20% to 1.40%, which includes 0.35% for assuming expense risk and the balance, ranging from 0.85% to 1.05%, is for assuming the mortality risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

Calculating the Surrender Charge

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

     O Free amounts

     O Purchase payments that have been invested for more than 7 years

     O Other purchase payments in the order in which we received them, starting with the oldest purchase payment

     O Earnings


Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. The IRS may treat the order of your withdrawals in a different manner which may affect your taxation. Consult your tax advisor for more information.



You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.



The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:



           COMPLETED YEARS FROM
         DATE OF PURCHASE PAYMENT                 SURRENDER CHARGE
  Less than 1 year.......................    8% of the purchase payment
  1 year but less than 2 years...........    7% of the purchase payment
  2 years but less than 3 years..........    6% of the purchase payment
  3 years but less than 4 years..........    5% of the purchase payment
  4 years but less than 5 years..........    4% of the purchase payment
  5 years but less than 6 years..........    2% of the purchase payment
  6 years but less than 7 years..........    1% of the purchase payment
  7 years or more........................                          None

  CHARGES

19

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Reduced Surrender Charges for Certain Contracts

Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

Premium Taxes

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times when:


     O We pay the premium tax.



     O You surrender or withdraw money from your Contract.



     O The death benefit is paid.



     O Annuity payments begin.

  INFORMATION ABOUT THE
  INVESTMENT OPTIONS

                                                                              20

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
INFORMATION ABOUT THE INVESTMENT OPTIONS

                     The Sub-Accounts and the Funds


                     Each Sub-Account invests in a corresponding Fund of the Touchstone Variable Series Trust (TVST). Touchstone Advisors is the investment advisor for each Fund. This table contains information about the investment objective and Sub-Advisor of each Fund:



                                 INVESTMENT
                                 OBJECTIVE                            SUB-ADVISORS
                    The Fund seeks to increase the value    David L. Babson & Company, Inc.
                    of its shares as a primary goal and     Westfield Capital Management
   EMERGING GROWTH  to earn income as a secondary goal.     Company, Inc.


--------------------------------------------------------------------------------------------

                    The Fund seeks to increase the value
     INTERNATIONAL  of its shares over the long-term.       Credit Suisse Asset Management
            EQUITY


--------------------------------------------------------------------------------------------

                    The Fund seeks to achieve a high
                    level of current income as its main
                    goal. The Fund may also seek to
                    increase the value of its shares, if
INCOME OPPORTUNITY  consistent with its main goal.          Alliance Capital Management L.P.


--------------------------------------------------------------------------------------------

                    The Fund seeks to increase the value    Fort Washington Investment
        VALUE PLUS  of its shares over the long-term.       Advisors, Inc.


--------------------------------------------------------------------------------------------

                    The Fund seeks to increase the value
                    of its shares over the long-term,
   GROWTH & INCOME  while receiving dividend income.        Scudder Kemper Investments, Inc.


--------------------------------------------------------------------------------------------

                    The Fund seeks to achieve an
                    increase in value and current
          BALANCED  income.                                 OpCap Advisors, Inc.


--------------------------------------------------------------------------------------------

                    The Fund seeks to provide a high
                    level of dividends and                  Fort Washington Investment
              BOND  distributions.                          Advisors, Inc.


--------------------------------------------------------------------------------------------

                    The Fund seeks to provide a higher
                    level of current income than a money
                    market fund, while also seeking to
                    prevent large fluctuations in the
                    value of the Sub-Account's initial
                    investment. The Fund does not try to
                    keep a constant $1.00 per share net     Fort Washington Investment
    STANDBY INCOME  asset value.                            Advisors, Inc.


--------------------------------------------------------------------------------------------


                     More complete information about each Fund, including information about its expenses, is included in the TVST Prospectus that is contained in this booklet. Please read the TVST Prospectus carefully before you purchase a Contract.

  INFORMATION ABOUT THE
  INVESTMENT OPTIONS

21

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

The Fixed Account

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time. Although the rate of return of the Fixed Account may change, it will not fluctuate based on the results of the investments that we make for our general account.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.

  VALUATION OF YOUR INVESTMENTS

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
VALUATION OF YOUR INVESTMENTS

--- ACCUMULATION
UNIT

---------------------------
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

--- ACCUMULATION
    UNIT VALUE
---------------------------
The dollar value of an Accumulation Unit in a Sub-Account.

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     O The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     O Any dividend or distributions paid by the corresponding Fund

     O Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     O The mortality and expense risk charge
     O The contract administration charge
We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

Fixed Account
The value of the Fixed Account is calculated daily and reflects the following transactions:
     O Purchase payments allocated to the Fixed Account
     O Withdrawals from the Fixed Account

     O Transfers to and from the Fixed Account

     O Interest credited to the Fixed Account
     O Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges

  PERFORMANCE INFORMATION

23

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
PERFORMANCE INFORMATION

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.

Standardized Performance Information

We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Sub-Account has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.

Non-Standardized Performance Information

We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.

  ANNUITY INCOME
  PAYMENT OPTIONS

                                                                              24

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
ANNUITY INCOME PAYMENT OPTIONS

Annuity Phase


During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose (Options 1, 2, 3, 4, 5) as described on the following page. In the Contract, we refer to annuity income payment options as income payment options.


Determining the Income Date


Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.


Generally, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, you will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

Determining the Payment Amount

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.

  ANNUITY INCOME
  PAYMENT OPTIONS

25

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Choosing the Payment Option

You can select one of the five annuity income payment options described below at any time before the Income Date while the Annuitant is living. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Option 2 (monthly payments guaranteed for 10 years) will apply.


                                                 OVERVIEW OF ANNUITY INCOME PAYMENT OPTIONS

                               OPTION 1   Fixed Period -- you select the number of years.

--------------------------------------------------------------------------------------------------

                                          Life with Guaranteed Period -- we make guaranteed
                                          payments for 10 or 20 years, and as long as the
                               OPTION 2   Annuitant lives.
--------------------------------------------------------------------------------------------------

                                          Fixed Amount -- you select the amount of the monthly
                               OPTION 3   payment.
--------------------------------------------------------------------------------------------------

                                          One Life -- we make payments as long as the Annuitant
                               OPTION 4   lives.
--------------------------------------------------------------------------------------------------

                                          Joint and Survivor -- we make payments as long as either
                               OPTION 5   the Annuitant or another designated person lives.
--------------------------------------------------------------------------------------------------

  ANNUITY INCOME
  PAYMENT OPTIONS

                                                                              26

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS


                                            ANNUITY INCOME PAYMENT OPTIONS
                             FIXED PERIOD
                             Monthly Payment Amount: Based on the Surrender Value of your
                             Contract and the number of years in the payment period. Your monthly payments will remain the same throughout the payment period.
                             Payment Period: You select the number of years, but no more than 30.
                             Special Rule for Qualified Contract: Payment period may not extend beyond the life expectancy of the Annuitant.
                 OPTION 1    Option to Request Lump Sum Payment: Available at any time.


-----------------------------------------------------------------------------------------
                             LIFE WITH GUARANTEED PERIOD
                             Monthly Payment Amount: Based on the Surrender Value of your
                             Contract, the age and sex of the Annuitant on the date of
                             the first payment, and the number of years chosen for
                             guaranteed payments. Your monthly payments will remain the same throughout the payment period.
                             Payment Period: You select 10 or 20 years as the guaranteed payment period. We make payments for as long as the
                             Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year
                             guaranteed payment period and the Annuitant lives for 12
                             years, we make payments for 12 years.
                             Special Rule for Qualified Contract: Payment period may not extend beyond the life expectancy of the Annuitant or the
                             joint life expectancies of the Annuitants.
                             Option to Request Lump Sum Payment: Not available after the
                 OPTION 2    first payment is made.


-----------------------------------------------------------------------------------------
                             FIXED AMOUNT
                             Monthly Payment Amount: You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is $60,000, the minimum monthly
                             payment amount is $300 ($5 x $60). Your monthly payments
                             will remain the same throughout the payment period.
                             Payment Period: Payments are made until the entire amount, including interest, is paid. All payments must be made in 30 years or less.
                             Special Rule for Qualified Contract: Payment period may not extend beyond the life expectancy of the Annuitant.
                 OPTION 3    Option to Request Lump Sum Payment: Available at any time.


-----------------------------------------------------------------------------------------
                             ONE LIFE
                             Monthly Payment Amount: Based on the Surrender Value of your
                             Contract and the age and sex of the Annuitant on the date of the first payment. Your monthly payments will remain the
                             same throughout the payment period.
                             Payment Period: We make payments for as long as the
                             Annuitant lives. When the Annuitant dies, we stop making
                             payments, even if we only made one payment.
                             Special Rule for Qualified Contract: Payment period may not extend beyond the life expectancy of the Annuitant.
                             Option to Request Lump Sum Payment: Not available after the
                 OPTION 4    first payment is made.


-----------------------------------------------------------------------------------------
                             JOINT AND SURVIVOR
                             Monthly Payment Amount: Based on the Surrender Value of your
                             Contract and the age and sex of the Annuitant and another
                             designated person on the date of the first payment. Your
                             monthly payments will remain the same throughout the payment period. You can choose to reduce your monthly payments to a pre-selected percentage, such as 75% of the original monthly amount, when the first person (the Annuitant or the other
                             designated person) dies.
                             Payment Period: Based on the lifetimes of the Annuitant and another designated person; payments continue as long as
                             either person is living.
                             Special Rule for Qualified Contract: Payment period may not extend beyond the life expectancy of the Annuitant or the
                             joint life expectancies of the Annuitants.
                             Option to Request Lump Sum Payment: Not available after the
                 OPTION 5    first payment is made.


-----------------------------------------------------------------------------------------

  GUARANTEED DEATH BENEFIT

27

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
GUARANTEED DEATH BENEFIT

If you die before the Income Date, we will pay a guaranteed death benefit. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.



To determine the death benefit amount, we must receive proof of your death and payment instructions for the beneficiary. The date we receive this information is called the Benefit Determination Date. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum.


Generally, payments to the beneficiary must be completed by December 31st of the fifth calendar year following your death. If the beneficiary is your spouse or another natural person, special rules apply.

More information about selecting beneficiaries and our rules about beneficiary designations and payments to beneficiaries is included in your Contract.

Death Benefit Options


The amount of the death benefit is based on the death benefit option you select. When you complete your application, you select one of the 3 death benefit options. Generally, you may not change your option after we have issued your Contract.



Regardless of the death benefit option that you select, the amount of the death benefit will usually be the greatest of the following 3 amounts:



     O Your Contract Value on the Benefit Determination Date



     O The sum of all purchase payments minus any amounts withdrawn



     O The amount determined by the death benefit option you select


Standard Death Benefit


WHAT YOUR BENEFICIARY RECEIVES. If you are 85 or younger when your Contract is issued, the death benefit amount will equal the greater of the following 2 amounts:


           O Your Contract Value on the Benefit Determination Date

           O The sum of all purchase payments minus any amounts withdrawn


If you are 86 or older when your Contract is issued, the death benefit amount will equal your Contract Value on the Benefit Determination Date.



WHY SELECT THIS OPTION? This option offers you guarantees and is automatically available to you. It is appropriate if you are not interested in increasing the death benefit for an additional expense.



EXAMPLE OF DEATH BENEFIT. Your Contract Value is $50,000 on the Benefit Determination Date. The amount of your purchase payments less withdrawals is $15,000. Your beneficiary will receive $50,000.

  GUARANTEED DEATH BENEFIT

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Annual Step-Up Death Benefit

WHAT YOUR BENEFICIARY RECEIVES. The death benefit amount will equal the greatest of the following three amounts:



     O Your Contract Value on the Benefit Determination Date



     O The sum of all purchase payments minus any amounts withdrawn



     O The greatest Adjusted Contract Value



ADJUSTED CONTRACT VALUE. We calculate an Adjusted Contract Value for each anniversary date of your Contract before your 80th birthday and for the first anniversary date after your 80th birthday.


We calculate each Adjusted Contract Value as follows:


     O We determine the Contract Value on an anniversary date.



     O We increase this Contract Value by any purchase payments made after that anniversary date but before or on the Benefit Determination Date.



     O We reduce this Contract Value by an amount for any partial withdrawals made after that anniversary date but before or on the Benefit Determination Date. The amount of the reduction is not the same as the amount of your partial withdrawal. The amount of the reduction is based on the percentage of your Contract Value that you withdrew.



For example, if you withdrew $5,000 when your Contract Value was $50,000, the amount of this reduction will equal 10% of the Contract Value on the Benefit Determination Date ($5,000 divided by $50,000). If the Contract Value on the Benefit Determination Date is $80,000, the amount of this reduction will be $8,000 (10% of $80,000).



WHY SELECT THIS OPTION? With this option, you have the opportunity to increase the death benefit amount through investment gains and to protect it from declines in investment value.



EXAMPLE OF DEATH BENEFIT. You purchase a Contract for $40,000 and do not make any additional purchase payments or any partial withdrawals. Your Contract Value was $50,000 on the first anniversary date of your Contract, $60,000 on the second anniversary date and $54,000 on the third anniversary date. You die before the fourth anniversary date. Your Contract Value on the Benefit Determination Date is $52,000. Your beneficiary will receive $60,000. This is the greatest Adjusted Contract Value. It is also greater than the sum of all purchase payments minus amounts withdrawn, and greater than your Contract Value on the Benefit Determination Date.

  GUARANTEED DEATH BENEFIT

29

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

6% Accumulating Death Benefit

WHAT YOUR BENEFICIARY RECEIVES. The death benefit amount will equal the greatest of the following three amounts:



     O Your Contract Value on the Benefit Determination Date



     O The sum of all purchase payments minus any amounts withdrawn



     O The Accumulated Death Benefit Amount



ACCUMULATED DEATH BENEFIT AMOUNT. The initial Accumulated Death Benefit Amount is your initial purchase payment.


We calculate the Accumulated Death Benefit Amount on each day that the New York Stock Exchange is open for business (a "Valuation Date") as follows:


STEP 1. We determine the Accumulated Death Benefit Amount on the previous Valuation Date.



STEP 2. We increase the Accumulated Death Benefit Amount by any purchase payments you have made since the previous Valuation Date.



STEP 3. We decrease the Accumulated Death Benefit Amount by any partial withdrawals you have made since the previous Valuation Date.



STEP 4. We calculate interest on the Accumulated Death Benefit Amount and increase the Accumulated Death Benefit Amount by the amount of interest.


           O The interest rate is a weighted average rate based upon the allocation of your Contract Value to the various investment options on the previous Valuation Date.

           O For amounts allocated to any investment option (other than the Fixed Account, the Bond Sub-Account or the Standby Income Sub-Account), the interest rate is 6% annually.

           O For amounts invested in the Fixed Account, the Bond Sub-Account or the Standby Income Sub-Account, the interest rate is generally based on the actual investment performance of the investment option. This interest rate may be less than 6% annually. It will never be more than 6% annually even if the investment performance of these options in that year is better than 6%.

           O Interest and investment performance are calculated for the period beginning at the close of business on the previous Valuation Date and ending at the close of business on the Valuation Date.


MAXIMUM DEATH BENEFIT. The Accumulated Death Benefit Amount continues to increase, but can never be greater than the Maximum Death Benefit. The Maximum Death Benefit is calculated as follows:



STEP 1. The initial Maximum Death Benefit is two times your initial purchase payment.



STEP 2. We increase the Maximum Death Benefit by two times any additional purchase payments.



STEP 3.  We reduce the Maximum Death Benefit for any partial withdrawals.

  GUARANTEED DEATH BENEFIT

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

           O For partial withdrawals of earnings, we reduce the Maximum Death
             Benefit by the amount of the withdrawal.

           O For partial withdrawals of purchase payments, we reduce the Maximum
             Death Benefit by an amount based on the percentage of your Contract Value that you withdrew. When you make partial withdrawals, they generally come from purchase payments before earnings.



WHY SELECT THIS OPTION? This option is designed to protect the death benefit amount from inflation.



EXAMPLE OF DEATH BENEFIT. You make one initial purchase payment of $50,000. You allocate the entire payment to the Emerging Growth Sub-Account. You do not make any more payments or any partial withdrawals, and you do not transfer any amounts to the Fixed Account, the Bond Sub-Account or Standby Income Sub-Account. The death benefit amount will increase 6% every year, but will never be more than $100,000.


Death of Owner

If you are not the Annuitant and you die before the Annuitant and before annuity payments begin, we will pay the Surrender Value to the new owner. If you have a joint or contingent owner, this person will be the new owner. If you do not have a joint or contingent owner, your estate will be the new owner.

Special rules apply if the new owner is your spouse. There are also rules about the length of time over which the Surrender Value can be paid to the new owner.

More information about what happens when you die is included in your Contract.

Death of Annuitant

If the Annuitant dies before annuity payments begin and there is a contingent annuitant, the contingent annuitant will become the Annuitant. If the Annuitant dies before annuity payments begin and there is no contingent annuitant, you will become the Annuitant. You may select a new Annuitant within 60 days of the death of the Annuitant.

Under certain circumstances, we consider the Annuitant to be the owner of the Contract. In this case, if the Annuitant dies before annuity payments begin and there is no contingent annuitant, we will pay the death benefit amount to your beneficiary.

More information about what happens when the Annuitant dies is included in your Contract.

  WSLAC AND
  SEPARATE ACCOUNT 1

31

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
WSLAC AND SEPARATE ACCOUNT 1

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Both companies issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

Separate Account 1

WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.

SA1 is currently divided into 8 Sub-Accounts: Emerging Growth, International Equity, Income Opportunity, Value Plus, Growth & Income, Balanced, Bond and Standby Income. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in a Fund of the Touchstone Variable Series Trust (TVST). The investment objective of a Sub-Account and the Fund in which it invests are identical.

WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by SA1. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.

  SERVICE PROVIDERS

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
SERVICE PROVIDERS


Touchstone Advisors, Inc. is the investment advisor for each Fund. Subject to the review and approval of the Board of Trustees of TVST, it selects the Sub-Advisors and regularly reviews the investment strategies of each Sub-Advisor and the performance of each Fund. Its address is 311 Pike Street, Cincinnati, Ohio 45202.


Investors Bank and Trust Company provides administrative and fund accounting services to TVST. Its address is 200 Clarendon Street, Boston, Massachusetts 02116.

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 311 Pike Street, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.


Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses).

  VOTING RIGHTS

33

VOTING RIGHTS [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS


Because each Sub-Account invests in a corresponding Fund of the TVST, WSLAC is entitled to vote at any meeting of the Fund's shareholders. WSLAC, on behalf of SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account.


If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

  OTHER INFORMATION
  ABOUT YOUR CONTRACT

                                                                              34

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
                                           OTHER INFORMATION ABOUT YOUR CONTRACT

Confirmations and Statements

We will send you a confirmation of each purchase payment and other transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for SA1. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

Security Procedures

We have established security procedures, such as recording telephone calls. In the future we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


Cancellation of Your Contract



If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.



We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

  OTHER INFORMATION
  ABOUT YOUR CONTRACT

35

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS


Misstatement of Age or Sex


If the age or sex of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and sex had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.



Assignment



Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.



Loans



You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.



No Dividends



The Contracts are "non-participating," which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.



Year 2000 Information



WSLAC began its effort to address the Year 2000 Compliance issue prior to 1990. As of January 1, 1999, the internal effort is complete. All computer equipment and software systems, communications equipment and software, and any affected building equipment and facilities are expected to properly calculate, process and use dates before, during and after January 1, 2000 without error or interruption. In addition to its internal efforts, WSLAC has a Year 2000 Task Force in place to monitor the Year 2000 efforts of its critical business partners and suppliers. Should this Task Force determine that the Year 2000 efforts of any of these partners or suppliers will not be adequate, WSLAC will develop contingency plans to address any issues which may arise.



Financial Statements and Additional Contract Information



Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 51. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2).

  FEDERAL INCOME TAX
  INFORMATION

                                                                              36

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
FEDERAL INCOME TAX INFORMATION

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     O WSLAC's tax status

     O The tax status of the Contract

     O Your tax status

     O The tax status of your beneficiary

     O The tax status of the person you select to receive annuity payments


Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effects of such other laws on your investment in a Contract are not discussed in this summary.


The following discussion assumes "you" are the owner of a Contract.

Tax Status of WSLAC


WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.


Tax Status of the Contract

We believe that your Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that your Contract may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.


If your Contract is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.



The discussions which follow entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if your Contract is treated as an "annuity contract" under the Code.

  FEDERAL INCOME TAX
  INFORMATION

37

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
---The cost basis of your Non- Qualified Contract is generally the sum of your purchase payments for the Contract.

Tax Treatment of Non-Qualified Contracts


The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".


A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.


The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.


Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment of Withdrawals, Surrenders and Distributions

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

Tax Treatment of Partial Withdrawals and Surrenders

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated as coming first from earnings (which

  FEDERAL INCOME TAX
  INFORMATION

                                                                              38

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes. After the earnings portion is exhausted, the remainder of the partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments). This portion of the withdrawal will not be included in your income for federal income tax purposes.

If your Non-Qualified Contract contains investments made prior to August 14, 1982, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

Tax Treatment of Annuity Payments

If you receive annuity payments from your Non-Qualified Contract, a fixed portion of each payment is generally excludable from income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     O A distribution that is made on or after the date you reach age 59 1/2

     O A distribution that is made on or after your death

     O A distribution that is made when you are totally disabled

  FEDERAL INCOME TAX
  INFORMATION

39

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

     O A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     O A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     O A distribution that is paid as an immediate annuity (within the meaning of Section 72(u)(4) of the Code)

Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions


To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.


Generally, if you die before annuity payments begin, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or life expectancy) of your beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding

Payments received from your Non-Qualified Contract are generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.

  FEDERAL INCOME TAX
  INFORMATION

                                                                              40

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

Tax Treatment of Qualified Contracts


The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".


A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.

When you make a withdrawal from your Qualified Contract, surrender it or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     O Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     O Roth IRAs (individual retirement annuities under Section 408A of the
       Code)

     O Section 401 Plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans

     O Section 403(b) Plans (tax-sheltered annuities under Section 403(b) of the
       Code)

     O Section 457 Deferred Compensation Plans (deferred compensation plans under Section 457 of the Code)

     O SEPs (Simplified Employee Pension Plans under Section 408(k) of the Code)

     O Simple IRAs (Savings Incentive Match Plans for Employees under Section
       408(p) of the Code)

     O Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.

  FEDERAL INCOME TAX
  INFORMATION

41
              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
---The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.

Limitations Imposed by the Code or the Qualified Plan

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     O Amounts of allowable contributions

     O Form, manner and timing of distributions

     O Vesting and nonforfeitability of interests

     O Nondiscrimination in eligibility, participation, contributions and benefits

     O Tax treatment of distributions, withdrawals and surrenders

     O Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     O Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(B) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 Plan or a Section 403(b) Plan, we have included a supplement in this Prospectus as to such Plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.
TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this Program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.
OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation Plan, a SEP or a Simple IRA.

  SUPPLEMENT A

SUPPLEMENT A  [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
---Because the provisions of Section 401 Plans and Section 403(b) Plans vary from plan to plan, you should contact your plan administrator for additional information.


Federal Income Tax Information


Section 401 Plans and Section 403(b) Plans


Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called Section 401 Plans in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 Plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax-sheltered annuities" (called
Section 403(b) Plans in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Section 401 Plans and
Section 403(b) Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.


This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 Plan or a Section 403(b) Plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.


Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 Plan, contributions to a Section 401 Plan or a Section 403(b) Plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from Qualified Contracts purchased in connection with Section 401 Plans or Section 403(b) Plans generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 Plan and the distribution qualifies as a lump sum distribution under the Code, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with

  SUPPLEMENT A

43

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

information about the tax treatment of a lump sum distribution at the time you receive such a distribution.

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract that relates to a
Section 401 Plan or a Section 403(b) Plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:



     O To a Traditional IRA or to an individual retirement account under Section
       408 of the Code



     O To another Section 401 Plan or a certain kind of annuity plan under
       Section 403(a) of the Code (if the distribution is from a Section 401
       Plan)



     O To a Section 403(b) Plan (if the distribution is from a Section 403(b)
       Plan)


These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 Plan or Section 403(b) Plan will be an eligible rollover distribution EXCEPT to the extent:


     O It represents the return of your "after-tax" contributions or is not otherwise includable in income



     O It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of less than ten years



     O It is a required minimum distribution under Section 401(a)(9) of the Code as described below



     O It is made from a Section 401 Plan by reason of a hardship


Required minimum distributions under Section 401(a)(9) include the following required payments:

     O Required payments for the calendar year in which you reach age 70 1/2 or any later calendar year


     O If the plan is a Section 401 Plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, required payments for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer or for any later calendar year


The administrator of the applicable Section 401 Plan or Section 403(b) Plan should provide additional information about these rollover tax rules when a distribution is made.

DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 Plan or Section 403(b) Plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion

  SUPPLEMENT A

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 Plan or a Section 403(b) Plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from such Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can elect completely out of withholding as to such part.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 Plan or a
Section 403(b) Plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     O A distribution that is made on or after the date you reach age 59 1/2

     O A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     O A distribution that is made on or after your death

     O A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code

     O A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract


     O A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55

  SUPPLEMENT A

45

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

     O A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     O A distribution that is made to an alternate payee of yours pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code)

Required Distributions


Distributions from a Qualified Contract issued in connection with a Section 401 Plan or a Section 403(b) Plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:


     O Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     O If a Section 401 Plan is involved (except for a Section 401 Plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     O When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

Special Provisions

LOANS. Qualified Contracts used for Section 403(b) Plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 Plans may allow you to borrow money from a Qualified Contract that is used for such plans.


In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:


     O The amount of each loan must generally be at least $1,000.


     O The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.


     O The loan must be repaid in substantially equal payments made at least quarterly.

     O Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

  SUPPLEMENT A

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

     O There may also be restrictions on the maximum time for repaying the loan. A Section 403(b) Plan or a Section 401 Plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable
Section 403(b) Plan or Section 401 Plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 Plan or Section 403(b) Plan to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) Plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 Plan or Section 403(b) Plan.

  SUPPLEMENT B

47

SUPPLEMENT B  [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

State of Texas Optional Retirement Program

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.


ORP Contracts


ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" are defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions from an ORP Contract are considered to have begun if:

     O Distributions are made on account of you reaching your required beginning date

     O Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under Section 1.401(a)(9) of the Regulations.


Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.


SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.

Federal Income Tax Information

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract

  SUPPLEMENT B

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.


The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.


Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     O A distribution that is made on or after the date you reach age 59 1/2

     O A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     O A distribution that is made on or after your death


     O A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)


     O A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

  SUPPLEMENT B

49

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS


     O A distribution that is made to you by reason of your separation from service with the employer of the applicable plan during or after the calendar year in which you reach age 55


     O A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     O A distribution that is made to an alternate payee of yours pursuant to a qualified domestic relations order (that meets the conditions of Section 414(p) of the Code)


Required Distributions Under the Code



Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:


     O Required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     O If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     O When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.


Withdrawal Limitations Under the Code


The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or in the case of your hardship. Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.

                                    [THIS PAGE INTENTIONALLY LEFT BLANK]

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

  TABLE OF CONTENTS FOR
  STATEMENT OF ADDITIONAL INFORMATION

51
              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                             PAGE
General....................................................    3
Safekeeping Of Assets......................................    3
Distribution Of The Contracts..............................    3
Sub-Account Performance....................................    4
Sub-Account Accumulation Unit Value........................    5
Fixed Account Value........................................    6
Fixed Annuity Income Payments..............................    6
Qualification As An "Annuity Contract".....................    6
Independent Accountants....................................    9
Financial Statements.......................................    9

                                    [THIS PAGE INTENTIONALLY LEFT BLANK]

              [ICON]TOUCHSTONE SELECT VARIABLE ANNUITY PROSPECTUS

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 1
                       TOUCHSTONE SELECT VARIABLE ANNUITY


                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                          ----------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                 January 4, 1999

                          ----------------------------


         This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated January 4, 1999 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

         A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

                                TABLE OF CONTENTS
                                       OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           ----

General.......................................................................3

Safekeeping of Assets.........................................................3

Distribution of the Contracts.................................................3

Sub-Account Performance.......................................................4

Sub-Accounts Accumulation Unit Value..........................................5

Fixed Account Value...........................................................6

Fixed Annuity Income Payments.................................................6

Qualification as an "Annuity Contract"........................................6

         Diversification......................................................6
         Excessive Control....................................................7
         Required Distributions...............................................7

Independent Accountants.......................................................9

Financial Statements..........................................................9

GENERAL

         Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

         WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

         WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

         The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

         As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

         Sales commissions attributable to the Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.

                                                                                Amounts Retained by
Period                                           Sales Commissions Paid         Distributor
---------------------------------------------------------------------------------------------------
For the period from February 23, 1995 to            $159,807                        $26,967
December 31, 1995
For the year ended December 31, 1996                $1,902,186                      $305,688
For the year ended December 31, 1997                $7,686,342                      $790,452

SUB-ACCOUNT PERFORMANCE

         The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

         Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

         P (1 + T)n = ERV where:

                P    =  a hypothetical initial purchase payment of $1,000
                T    =  average annual total return
                n    =  number of years and/or portion of a year
                ERV  =  ending redeemable value of a hypothetical initial
                        purchase payment of $1,000 at the end of the applicable period

         While average annual total returns are convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

         Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

         "Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

         Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying


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

fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

         WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

         Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNTS ACCUMULATION UNIT VALUE

         In this discussion, the term Valuation Period means the period of time beginning at the Close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

         The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

         The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a)    equals:    (1) the net asset value per share of the underlying
                           fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding Valuation Period; and

         (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual mortality and expense risk charge and the annual contract administration charge.

FIXED ACCOUNT VALUE

         Fixed Account Value is calculated on a daily basis by the following formula:

         PP + XFT + I - XFF - WD = FAV where

               PP   =   the sum of all purchase payments allocated to the Fixed
                        Account
               XFT  =   any amounts transferred to the Fixed Account from a
                        Sub-Account
               I    =   interest credited by WSLAC to the Fixed Account
               XFF  =   any amounts transferred from the Fixed Account to a
                        Sub-Account
               WD   =   any amounts withdrawn for charges or deductions, or in
                        connection with any surrenders or partial withdrawals

FIXED ANNUITY INCOME PAYMENTS

         The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected. Annuity payments will be the larger of:

o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and
o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

         Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

         For the Contract to be treated as an "annuity contract" under the Code, the Contract must met certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status an an "annuity contract."

         DIVERSIFICATION

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in
Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment;
(2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

         The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

         EXCESSIVE CONTROL

         The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

         The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

         REQUIRED DISTRIBUTIONS

         Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

         The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

         For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or reaches age 70-1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint and last survivor life expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70-1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

         If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70-1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70-1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT ACCOUNTANTS

         The financial statements of Western-Southern Life Assurance Company Separate Account 1 and the financial statements of Western-Southern Life Assurance Company, included in this registration statement and described below, have been included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

         The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1. Report of PricewaterhouseCoopers LLP.

2. Statement of Net Assets as of December 31, 1997.

3. Statement of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996.

4. Notes to Financial Statements.

5. Supplementary Information-Selected Per Unit Data and Ratios for the years ended December 31, 1997 and 1996.

6. Statement of Net Assets as of June 30, 1998 (unaudited).

7. Statement of Operations and Changes in Net Assets for the period from January 1, 1998 to June 30,1998 (unaudited).

8. Notes to Financial Statements (unaudited).

9. Supplementary Information-Selected Per Unit Data and Ratios for the period ended June 30, 1998 (unaudited) and for the year ended December 31, 1997.

         The following financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1. Report of PricewaterhouseCoopers LLP.

2. Consolidated Balance Sheets as of December 31, 1997 and 1996.

3. Consolidated Statements of Operations for the years ended December 31, 1997, 1996 and 1995.

4. Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995.

5. Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995.

6. Notes to Financial Statements.

         The following financial statements for Select Advisors Portfolios at and for the fiscal periods indicated are incorporated by reference from their current reports to shareholders filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. A copy of each such report will be provided to each person receiving this Statement of Additional Information.

1. Schedule of Investments December 31, 1997.

2. Statement of Assets and Liabilities December 31, 1997.

3. Statement of Operations for the year ended December 31, 1997.

4. Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996.

5. Supplementary Data for the years ended December 31, 1997, 1996, 1995 and
1994.

6. Notes to Financial Statements.

7. Report of PricewaterhouseCoopers LLP.

DISTRIBUTOR

Touchstone Securities, Inc.                          Sub-Accounts
311 Pike Street                                      ------------
Cincinnati, Ohio  45202                              o Emerging Growth
(800) 669-2796 (press 3)                             o International Equity
                                                     o Income Opportunity
INVESTMENT ADVISOR AND SPONSOR                       o Value Plus
                                                     o Growth & Income
Touchstone Advisors, Inc.                            o Balanced
311 Pike Street                                      o Bond
Cincinnati, Ohio  45202                              o Standby Income

TOUCHSTONE VARIABLE ANNUITY SERVICE CENTER

Touchstone Variable Annuity Service Center
P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 669-2796 (press 2)

TRANSFER AGENT

State Street Bank and Trust Company
P.O. Box 8578
Boston, Massachusetts  02266-8518

ADMINISTRATOR, CUSTODIAN
AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company                       STATEMENT OF
200 Clarendon Street                                 ADDITIONAL INFORMATION
Boston, Massachusetts  02116                                  January 4, 1999

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
312 Walnut Street
Cincinnati, Ohio  45202

LEGAL COUNSEL

Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202



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